Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 SFr / shares
Entity [Table]
Effect of adoption of IFRIC 23	$ (11)
Retained earnings		$ 43,851	$ 38,776
Compensation-related liabilities		7,257	7,468
Deferred tax assets		$ 8,876	$ 9,212
Ordinary cash dividends paid, ordinary shares per share | (per share)		$ 0.37	$ 0.73	SFr 0.70
Maximum percentage of dividends that may be paid from capital contribution reserves		50.00%
New consolidations / (deconsolidations) and other increases / (decreases)		$ 193	$ 103
Own shares purchased and cancelled as part of 2018-2021 share repurchase program | shares		156,632,400
Minimum percentage of the total capital reduction amount exceeding the nominal value by which captal contribution reserves are reduced upon cancellation of the shares		50.00%
UBS Brasil Servicos
Entity [Table]
Decrease in proportion of ownership in subsidiaries that do not result in loss of control			49.99%
Share premium
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)		$ 182	$ (76)
Retained earnings
Entity [Table]
Effect of adoption of IFRIC 23	(11)
Other comprehensive income recognized directly in equity, net of tax
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)			65
of which: foreign currency translation
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)			65
Total equity attributable to shareholders
Entity [Table]
Effect of adoption of IFRIC 23	(11)
New consolidations / (deconsolidations) and other increases / (decreases)		182	(12)
Non-controlling interests
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)		12	115
Non-controlling interests | UBS Brasil Servicos
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)			115
UBS AG
Entity [Table]
Effect of adoption of IFRIC 23	(11)
Retained earnings		27,912	25,251
Compensation-related liabilities		4,795	4,776
Deferred tax assets		8,839	9,174
New consolidations / (deconsolidations) and other increases / (decreases)		193	$ 103
UBS AG | UBS Brasil Servicos
Entity [Table]
Decrease in proportion of ownership in subsidiaries that do not result in loss of control			49.99%
UBS AG | Share premium
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)		182	$ (76)
UBS AG | Retained earnings
Entity [Table]
Effect of adoption of IFRIC 23	(11)
UBS AG | Other comprehensive income recognized directly in equity, net of tax
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)			65
UBS AG | of which: foreign currency translation
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)			65
UBS AG | Total equity attributable to shareholders
Entity [Table]
Effect of adoption of IFRIC 23	$ (11)
New consolidations / (deconsolidations) and other increases / (decreases)		182	(12)
UBS AG | Non-controlling interests
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)		$ 12	115
UBS AG | Non-controlling interests | UBS Brasil Servicos
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)			$ 115